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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2004
                                                      --------------------------

Check here if Amendment       [ ];              Amendment Number:
                                                                  --------------

This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cornercap Investment Counsel, Inc.
            -----------------------------------------------
Address:    The Peachtree, Suite 1700
            -----------------------------------------------
            1355 Peachtree Street, N.e.
            -----------------------------------------------
            Atlanta, Georgia  30309
            -----------------------------------------------

Form 13F File Number:   28-   7208
                           ----------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

       Name:        Thomas E. Quinn
                -------------------------------------------
       Title:       Chief Executive Officer
                -------------------------------------------
       Phone:       (404) 870-0100
                -------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas E. Quinn              Atlanta, Georgia              2/16/04
------------------------       ---------------------        ----------------
       [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

       NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       NONE
                                                  ------------------------

Form 13F Information Table Entry Total:                  120
                                                  ------------------------

Form 13F Information Table Value Total:           $     370,201
                                                   -----------------------
                                                         (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                                                      FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                Title
                                -----
                                 of                 Value     SHRs or                      Investment  Other
                                 --                 -----     -------                      ----------  -----
      Name of Issuer            Class    CUSIP     (x$1000)  PRN Amount  SH/PRN  Put/Call  Discretion Managers   Sole  Shared  None
      --------------            -----    -----     --------  ----------  ------  --------  ---------- --------   ----  ------  ----
21st Century Ins Group           COM   90130N103       2532      186140    SH                 SOLE              186140
Abercrombie & Fitch Co.          COM   002896207       4225       89988    SH                 SOLE               89988
ABM Industries, Inc.             COM   000957100       2474      125435    SH                 SOLE              125435
Accredo Health Inc.              COM   00437V104       1846       66590    SH                 SOLE               66590
Alcoa, Inc.                      COM   013817101       4999      159108    SH                 SOLE              159108
Allied Capital, Inc.             COM   01903Q108       5466      211541    SH                 SOLE              211541
Alltel Corp.                     COM   020039103        306        5210    SH                 SOLE                5210
Altria                           COM   02209S103        403        6590    SH                 SOLE                6590
American Axle & Mfg              COM   024061103       3510      114490    SH                 SOLE              114490
American Italian Pasta           COM   027070101       1305       56125    SH                 SOLE               56125
Apogee Enterprises               COM   037598109       1852      138135    SH                 SOLE              138135
Apria Healthcare Group Com       COM   037933108       4003      121493    SH                 SOLE              121493
Arvinmeritor, Inc.               COM   043353101       3136      140205    SH                 SOLE              140205
Ashland, Inc.                    COM   044204105       7174      122888    SH                 SOLE              122888
Bank of America                  COM   060505104       4582       97501    SH                 SOLE               97501
Bank of New York                 COM   064057102       3409      102019    SH                 SOLE              102019
Barnes & Noble                   COM   067774109       2025       62755    SH                 SOLE               62755
BB&T Corp.                       COM   054937107        840       19988    SH                 SOLE               19988
Bear Stearns                     COM   073902108       4947       48356    SH                 SOLE               48356
Beazer Homes USA, Inc.           COM   07556Q105       3205       21921    SH                 SOLE               21921
Blyth, Inc.                      COM   09643P108       2925       98968    SH                 SOLE               98968
Boeing Co Com                    COM   097023105       5163       99728    SH                 SOLE               99728
Briggs & Stratton Corp.          COM   109043109       5514      132620    SH                 SOLE              132620
Cabot Corp.                      COM   127055101       2711       70085    SH                 SOLE               70085
Cigna Corp.                      COM   125509109       7451       91343    SH                 SOLE               91343
Citigroup, Inc.                  COM   172967101        356        7395    SH                 SOLE                7395
Clark Inc.                       COM   181457102       2555      164600    SH                 SOLE              164600
Coca Cola Co.                    COM   191216100        264        6346    SH                 SOLE                6346
Comerica, Inc.                   COM   200340107       4989       81762    SH                 SOLE               81762
Computer Associates Intl         COM   204912109        301        9700    SH                 SOLE                9700
Constellation Brands, Inc.       COM   21036P108       4954      106523    SH                 SOLE              106523
Continental Res Inc.             COM   212013205          -       37500    SH                 SOLE               37500
Convergys Corp                   COM   212485106       3456      230566    SH                 SOLE              230566
Countrywide Financial Corp.      COM   222372104       5393      145716    SH                 SOLE              145716
Crane Co.                        COM   224399105       1950       67618    SH                 SOLE               67618
CTS Corp.                        COM   126501105       2989      224875    SH                 SOLE              224875
Curtiss Wright                   COM   231561101       1810       31525    SH                 SOLE               31525
Diebold, Inc.                    COM   253651103       4622       82935    SH                 SOLE               82935
Donnelley & Sons Co              COM   257867101       6161      174595    SH                 SOLE              174595
DTE Energy Co.                   COM   233331107       4994      115792    SH                 SOLE              115792
Elkcorp                          COM   287456107       3304       96561    SH                 SOLE               96561
Equity Growth Corp. Wt. Exp. 1   COM   294694120          -       12000    SH                 SOLE               12000
Everest Re Group LTD Com         COM   G3223R108       5988       66861    SH                 SOLE               66861
Exxon Mobile Corp.               COM   30231g102       1132       22088    SH                 SOLE               22088
FirstEnergy Corp.                COM   337932107       5959      150832    SH                 SOLE              150832
FirstMerit Corp. Com             COM   337915102       2975      104437    SH                 SOLE              104437
Franklin Electric Co.            COM   353514102       2310       54651    SH                 SOLE               54651
G B & T Bancshares Inc.          COM   361462104        521       21615    SH                 SOLE               21615
General Electric Co.             COM   369604103        420       11495    SH                 SOLE               11495
Goodrich Corp.                   COM   382388106       5423      166136    SH                 SOLE              166136
H&R Block                        COM   093671105        293        5975    SH                 SOLE                5975
Haverty Furniture Co., Inc.      COM   419596101       2578      139376    SH                 SOLE              139376
HCC Ins Hldgs Inc. Com           COM   404132102       2499       75440    SH                 SOLE               75440
Headwaters Inc.                  COM   42210p102       4168      146230    SH                 SOLE              146230
Hudson United Bancorp            COM   444165104       2304       58515    SH                 SOLE               58515
Ishares MSCI EMU                 COM   464286608        469        6460    SH                 SOLE                6460
Ishares MSCI Japan               COM   464286848        344       31485    SH                 SOLE               31485
IShares Russell 2000             COM   464287655        835        6450    SH                 SOLE                6450
John H. Harland Co.              COM   412693103       2544       70480    SH                 SOLE               70480
Johnson & Johnson                COM   478160104        231        3650    SH                 SOLE                3650
Johnson Controls, Inc.           COM   478366107       6251       98539    SH                 SOLE               98539
Jones Apparel Group, Inc.        COM   480074103       4916      134419    SH                 SOLE              134419
Kellwood Co.                     COM   488044108       2809       81415    SH                 SOLE               81415
Koninklijke Philips Electronic   COM   500472303        938       35399    SH                 SOLE               35399
Laboratory Amer. Hldgs.          COM   50540R409       3857       77420    SH                 SOLE               77420
Lafarge Corp.                    COM   505862102       3116       60718    SH                 SOLE               60718
Libbey Inc.                      COM   529898108       1344       60525    SH                 SOLE               60525
LSI Logic Corp.                  COM   502161102       4213      768750    SH                 SOLE              768750
Main Street Bank, Inc.           COM   56034R102        423       12120    SH                 SOLE               12120
Manitowoc, Inc.                  COM   563571108       4243      112692    SH                 SOLE              112692
Marsh & McLennan                 COM   571748102        513       15595    SH                 SOLE               15595
May Department Stores Co.        COM   577778103       3729      126849    SH                 SOLE              126849
MBNA Corp.                       COM   55262L100       5278      187220    SH                 SOLE              187220
McKesson, Inc.                   COM   58155Q103       4225      134285    SH                 SOLE              134285
Microsoft Corp.                  COM   594918104        218        8140    SH                 SOLE                8140
Moog, Inc.                       COM   615394202       2308       50890    SH                 SOLE               50890
Norsk Hydro                      COM   656531605        312        3965    SH                 SOLE                3965
Oakley Inc.                      COM   673662102        529       41525    SH                 SOLE               41525
Odyssey Healthcare Inc.          COM   67611V101       3812      278645    SH                 SOLE              278645
Office Depot Inc.                COM   676220106        996       57350    SH                 SOLE               57350
Orbotech Ltd                     COM   m75253100       2309      108775    SH                 SOLE              108775
Owens & Minor                    COM   690732102       2406       85400    SH                 SOLE               85400
Owens Illinois Inc. New          COM   690768403       3965      175056    SH                 SOLE              175056
Pfizer, Inc.                     COM   717081103       4227      157202    SH                 SOLE              157202
Plantronics, Inc.                COM   727493108       1969       47480    SH                 SOLE               47480
Polaris Industries, Inc.         COM   731068102       5562       81770    SH                 SOLE               81770
PPG Industries                   COM   693506107       6091       89359    SH                 SOLE               89359
Quest Diagnostics, Inc.          COM   74834L100       2629       27516    SH                 SOLE               27516
Regions Financial                COM   758940100        986       27707    SH                 SOLE               27707
Regis Corp.                      COM   758932107       2699       58485    SH                 SOLE               58485
Reinsurance Group Amer Inc       COM   759351109       3562       73515    SH                 SOLE               73515
Royal Bank of Canada             COM   780087102        254        4755    SH                 SOLE                4755
Royal Group Tech.                COM   779915107        118       11250    SH                 SOLE               11250
Ruby Tuesday Inc.                COM   781182100       1214       46530    SH                 SOLE               46530
Safeway, Inc.                    COM   786514208       3411      172785    SH                 SOLE              172785
Sara Lee Corp.                   COM   803111103       5926      245495    SH                 SOLE              245495
Smithfield Foods, Inc.           COM   832248108       4490      151755    SH                 SOLE              151755
SPDR Tr Unit Ser 1               COM   78462F103        278        2300    SH                 SOLE                2300
St. Paul Travelers               COM   792860108       4066      109686    SH                 SOLE              109686
Standex International Corp.      COM   854231107       3667      128699    SH                 SOLE              128699
Streettracks Ser Tr Wilshire R   COM   86330E604       1050        5600    SH                 SOLE                5600
Sungard Data Systems Inc.        COM   867363103       3978      140400    SH                 SOLE              140400
Suntrust Banks, Inc.             COM   867914103        839       11350    SH                 SOLE               11350
Superior Industries Intl         COM   868168105       1809       62260    SH                 SOLE               62260
TBC Corp.                        COM   872183108       1971       70909    SH                 SOLE               70909
Telefonos de Mexico SA           COM   879403780       5199      135680    SH                 SOLE              135680
Toll Brothers, Inc.              COM   889478103       6340       92411    SH                 SOLE               92411
Tyco International, Ltd.         COM   902124106       5481      153346    SH                 SOLE              153346
United Technologies              COM   913017109       5296       51246    SH                 SOLE               51246
Unitedhealth Group               COM   91324P102       6103       69329    SH                 SOLE               69329
Universal Corp.                  COM   913456109       2276       47575    SH                 SOLE               47575
US Bancorp                       COM   902973304       5713      182397    SH                 SOLE              182397
UTStarCom Inc.                   COM   918076100       4796      216531    SH                 SOLE              216531
VF Corp.                         COM   918204108       6234      112566    SH                 SOLE              112566
Wachovia Corp. 2nd New Pref.    PREF   929903201          0       15920    SH                 SOLE               15920
Wachovia Corp. New               COM   929903102       8930      169781    SH                 SOLE              169781
Washington Federal, Inc.         COM   938824109       3881      146226    SH                 SOLE              146226
Washington Mutual, Inc.          COM   939322103       4397      103998    SH                 SOLE              103998
Webster Financial Corp.          COM   947890109       2965       58550    SH                 SOLE               58550
Wyeth                            COM   983024100       3987       93606    SH                 SOLE               93606

REPORT SUMMARY               120 DATA RECORDS                  $370,201     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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